PROVISIONS - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) customer claim
PROVISIONS
Number of cargo claims | claim	2
Number of customer issued indemnities | customer	1
Provisions recognized | $	$ 18.3